Shareholder Fees {- Fidelity® Series International Growth Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Series International Funds Series Combo PRO-14 | Fidelity® Series International Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none